ASSET UNDER DEVELOPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Extractive Industries [Abstract]
Schedule of assets under development

(in thousands of $)	2022	2021
Opening asset under development balance	877,838	658,247
Additions	221,184	178,377
Interest costs capitalized	53,010	41,214
Closing asset under development balance	1,152,032	877,838

Schedule of contractual obligations by fiscal year maturity	As of December 31, 2022, the estimated timing of the outstanding payments in connection with the Gimi FLNG conversion is as follows:

(in thousands of $)
Period ending December 31,
2023	385,785
2024	139,669
525,454